Exploration Expense (Tables)	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Exploration Expense
Three months ended September 30,			Nine months ended September 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
BMSC	$1,082	$1,859	$4,313	$7,421
Timok – Brownfield exploration	2,279	5,250	6,899	18,974
Timok – Lower Zone	34	4,517	1,218	13,212
Other properties	783	597	1,525	938
	$4,178	$12,223	$13,955	$40,545